UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	06/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 17.3%
BNP Paribas/NY (Yankee)
2.18%, 7/2/18, 1 Month LIBOR + .20%	50,000,000	[a]	50,010,905
Lloyds Bank PLC (Yankee)
2.26%, 7/16/18, 1 Month LIBOR + .17%	50,000,000	[a]	50,005,835
Norinchukin Bank/New York (Yankee)
1.92%, 7/5/18	135,000,000		134,999,149
Oversea-Chinese Banking Corp. (Yankee)
2.25%, 9/7/18	125,000,000		125,011,400
Svenska Handelsbanken/NY (Yankee)
2.47%, 7/3/18, 3 Month LIBOR + .21%	41,169,000	[a,b]	41,191,668
Svenska Handelsbanken/NY (Yankee)
2.53%, 8/13/18, 3 Month LIBOR + .40%	25,530,000	[a,b]	25,576,595
Wells Fargo Bank NA
2.30%, 7/12/18, 1 Month LIBOR + .25%	40,000,000	[a]	39,996,788
Total Negotiable Bank Certificates of Deposit
(cost $466,743,130)			466,792,340

Commercial Paper - 36.0%
Commonwealth Bank of Australia
2.40%, 7/12/18, 1 Month LIBOR + .35%	40,000,000	[a,b]	40,023,640
Commonwealth Bank of Australia
2.40%, 7/9/18, 1 Month LIBOR + .35%	20,000,000	[a,b]	20,011,944
Commonwealth Bank of Australia
2.40%, 7/11/18, 1 Month LIBOR + .35%	40,000,000	[a,b]	40,023,692
European Investment Bank
1.99%, 7/6/18	125,000,000		124,952,488
Federation Caisses Desjardins du Quebec
2.01%, 7/6/18	100,000,000	[b]	99,962,670
Mitsubishi UFJ Trust and Banking Corp.
2.33%, 7/25/18	100,000,000	[b]	99,852,740
Mitsubishi UFJ Trust and Banking Corp.
2.34%, 7/19/18	50,000,000	[b]	49,944,220
National Australia Bank Ltd.
2.40%, 7/16/18, 1 Month LIBOR + .33%	125,000,000	[a,b]	125,068,862
Sumitomo Mitsui Trust Bank
2.34%, 9/12/18	121,000,000	[b]	120,445,421
Toronto-Dominion Bank/NY
2.36%, 7/23/18, 1 Month LIBOR + .27%	50,000,000	[a,b]	49,982,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Commercial Paper - 36.0% (continued)
Toyota Motor Credit Corp.
2.25%, 8/27/18	155,000,000		154,467,559
United Overseas Bank Ltd.
2.32%, 7/9/18	25,000,000	[b]	24,986,543
Westpac Banking Corp.
2.28%, 8/1/18, 1 Month LIBOR + .19%	25,000,000	[a,b]	25,006,820
Total Commercial Paper
(cost $974,590,360)			974,729,164

Asset-Backed Commercial Paper - 6.2%
Atlantic Asset Securitization Ltd.
2.36%, 10/3/18	75,000,000	[b]	74,530,403
Matchpoint Finance PLC
2.35%, 7/23/18	50,000,000	[b]	49,929,000
Regency Markets No. 1 LLC
2.05%, 7/16/18	43,677,000	[b]	43,635,192
Total Asset-Backed Commercial Paper
(cost $168,109,943)			168,094,595

Time Deposits - 25.3%
Australia and New Zealand Banking Group (Grand
Cayman)
1.90%, 7/2/18	145,000,000		145,000,000
DZ Bank
1.90%, 7/2/18	145,000,000		145,000,000
Northern Trust (Grand Cayman)
1.75%, 7/2/18	114,000,000		114,000,000
NRW. Bank (London)
1.92%, 7/2/18	145,000,000		145,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
1.90%, 7/2/18	135,000,000		135,000,000
Total Time Deposits
(cost $684,000,000)			684,000,000

Repurchase Agreements - 15.3%
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 2.04%,
dated 6/29/18, due 7/2/18 in the amount of
$50,008,500 (fully collateralized by $29,345,106
Asset-Backed Securities, 1.39%-6.70%, due
4/15/20-4/25/40, value $28,794,337,
$17,371,085 Corporate Debt Securities, 0.25%-
8.60%, due 4/1/19-6/15/48, value $18,607,970
and $5,423,154 Private Label Collateralized
Mortgage Obligations, 2.63%-7.09%, due
12/25/25-4/25/57, value $4,097,694)	50,000,000		50,000,000

	Principal
Description	Amount ($)	Value ($)
Repurchase Agreements - 15.3% (continued)
Citigroup Global Markets Holdings Inc.
Tri-Party Agreement thru BNY Mellon, 2.22%,
dated 6/29/18, due 7/2/18 in the amount of
$75,013,875 (fully collateralized by $14,548,902
Agency Mortgage-Backed Securities, Interest Only,
due 3/15/19-12/20/41, value $1,098,108 and
$71,419,336 U.S. Treasuries (including strips), 0%-
8.50%, due 2/15/20-5/15/43, value $75,401,892)	75,000,000	75,000,000
HSBC USA Inc.
Tri-Party Agreement thru JPMorgan Chase Bank,
2.11%, dated 6/29/18, due 7/2/18 in the amount
of $75,013,188 (fully collateralized by
$131,369,842 Corporate Debt Securities, 4.13%-
13.75%, due 11/9/19-7/15/25, value
$78,751,894)	75,000,000	75,000,000
Merrill Lynch & Co. Inc.
Tri-Party Agreement thru BNY Mellon, 2.11%,
dated 6/29/18, due 7/2/18 in the amount of
$150,026,375 (fully collateralized by
$304,053,929 Asset-Backed Securities, 1.14%-
4.70%, due 4/15/20-3/25/67, value $83,622,913
and $907,558,190 Private Label Collateralized
Mortgage Obligations, 0.25%-5.78%, due 6/6/31-
5/17/61, value $80,913,000)	150,000,000	150,000,000
Wells Fargo Securities LLC
Tri-Party Agreement thru BNY Mellon, 2.11%,
dated 6/28/18, due 7/5/18 in the amount of
$65,026,668 (fully collateralized by Equities, value
$71,500,005)	65,000,000	65,000,000
Total Repurchase Agreements
(cost $415,000,000)		415,000,000
Total Investments (cost $2,708,443,433)	100.1%	2,708,616,099
Liabilities, Less Cash and Receivables	(.1%)	(3,293,443)
Net Assets	100.0%	2,705,322,656

[a] Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to
$930,171,975 or 34.38% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,708,616,099
Level 3 - Significant Unobservable Inputs	-
Total	2,708,616,099

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

At June 30, 2018, accumulated net unrealized appreciation on investments was $172,666, consisting of $233,012 gross unrealized appreciation and $60,346 gross unrealized depreciation.

NOTES

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Government Plus Money Market Fund
June 30, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
U. S. Government Agencies - 65.0%
Federal Home Loan Bank
1.63%, 7/2/18	36,000,000	[a]	35,998,370
Federal Home Loan Bank
1.73%, 7/11/18	87,000,000	[a]	86,958,433
Federal Home Loan Bank
1.83%, 7/6/18	106,844,000	[a]	106,816,935
Federal Home Loan Bank
1.87%, 7/13/18	280,000,000	[a]	279,825,467
Federal Home Loan Bank
1.91%, 8/8/18	120,000,000	[a]	119,759,080
Federal Home Loan Bank
1.91%, 8/17/18	100,000,000	[a]	99,751,553
Tennessee Valley Authority
1.85%, 7/3/18	109,500,000	[a]	109,488,776
Total U. S. Government Agencies
(cost $838,598,614)			838,598,614
U.S. Treasury Bills - 35.2%
U.S. Treasury Bills
1.70%, 7/12/18	255,000,000	[a]	254,868,069
U.S. Treasury Bills
1.78%, 7/19/18	200,000,000	[a]	199,823,000
Total U.S. Treasury Bills
(cost $454,691,069)			454,691,069
Total Investments (cost $1,293,289,683)	100.2%		1,293,289,683
Liabilities, Less Cash and Receivables	(.2%)		(1,945,718)
Net Assets	100.0%		1,291,343,965

a Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Government Plus Money Market Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,293,289,683
Level 3 - Significant Unobservable Inputs	-
Total	1,293,289,683

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)